CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Cash flows from operating activities
Net (loss) / income	$ 84,260	$ (4,138)	$ (131,978)
Adjustments to reconcile net (loss) / income to net cash provided by operating activities
Depreciation of property and equipment	45,774	23,748	35,289
Amortization of intangible assets	2,313	1,361	1,159
Amortization of land use rights	4,211	4,763	4,256
Loss / (gain) on disposal of property and equipment	(395)	(1,615)	546
Share-based compensation	64,939	88,898	108,571
Impairment loss on intangible assets and goodwill and provision / (reversion) for reserves on operating assets	6,635	(4,852)	756
Impairment loss on long-term investments	12,933	46,982	7,687
Loss from equity method investments	9,531	6,242	2,248
Loss / (gain) from fair value change of investments	(42,453)	(21,747)	68,500
Gain from disposal of long-term investments	(1,058)	(17,772)	(7,448)
Gain from disposal of a subsidiary			(9,550)
Dividend received from an equity-method investment	267	1,306
Changes in operating assets and liabilities
Inventory	(54,070)	(34,845)	(20,431)
Amounts due from related parties	264	6	210
Prepaid expenses and other current assets	(70,647)	(50,232)	(11,968)
Income tax receivables		5,071	14,434
Deferred income taxes	1,348	1,344	400
Rental deposits	(545)	10,345	12,660
Other non-current assets	(12,930)	(9,387)	(3,060)
Accounts payable	18,180	24,440	(2,933)
Deferred revenue	242,948	190,925	54,142
Amounts due to related parties	(3)	(4)	(105)
Accrued expenses and other current liabilities	90,251	45,939	(109,825)
Operating lease right-of-use assets	(97,960)	(82,102)	76,420
Operating lease liabilities	94,130	81,496	(82,622)
Net cash provided by operating activities	397,923	306,172	7,358
Cash flows from investing activities
Loan to third parties			(749)
Repayment of loan to third parties		9,725
Repayment of loan to related parties		41	2
Repayment of loan to employees	239	382	1,522
Prepayment for investments			(8,450)
Purchase of land use rights	(211)	(7,065)
Purchase of property and equipment	(111,728)	(112,737)	(110,326)
Purchase of intangible assets	(531)	(1,494)
Purchase of short-term investments	(2,083,382)	(670,573)	(1,666,999)
Proceeds from short-term investments	1,428,252	992,603	1,622,068
Proceeds from disposal of property and equipment	1,000	2,710	19,988
Business acquisitions, net of cash acquired	80		(250)
Purchase of long-term investments	(101,788)	(194,159)	(200,734)
Proceeds from disposal of long-term investments and a subsidiary	21,041	75,635	42,302
Net cash (used in) / provided by investing activities	(847,028)	95,068	(301,626)
Cash flows from financing activities
Proceeds from short-term debt	54,959
Repayment of short-term debt	(55,386)
Proceeds from exercise of share options	407	462	184
Share repurchase	(13,147)	(233,557)	(66,368)
Net cash used in financing activities	(13,167)	(233,095)	(66,184)
Effect of exchange rate changes	(3,473)	(5,576)	(26,427)
Net (decrease) / increase in cash, cash equivalents and restricted cash	(465,745)	162,569	(386,879)
Cash, cash equivalents and restricted cash at the beginning of year	2,457,476	2,294,907	2,681,786
Cash, cash equivalents and restricted cash at the end of year	1,991,731	2,457,476	2,294,907
Supplemental disclosure of cash flow information:
Income tax paid	18,882	2,484	5,569
Non-cash investing and financing activities:
Payable for purchase of property and equipment	$ 52,287	$ 56,909	$ 15,534